Cash and bank balances	6 Months Ended
Jun. 30, 2024
Cash and bank balances
Cash and bank balances

8Cash and bank balances

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2024	2023
	USD	USD
Cash at banks	1,181,878	2,921,086
Cash in hand	391	1,669
	1,182,269	2,922,755

For the purpose of the cash flow statement, cash and cash equivalents comprise the following:

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2024	2023
	USD	USD
Cash attributable to continued operations	1,182,269	2,922,755
Cash attributable to discontinued operations	1,521	1,261
	1,183,790	2,924,016